UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

ONEFUND Trust

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

INDEX

ONEFUND S&P 500®

ONEFUND TRUST

ANNUAL REPORT

March 31, 2024

TICKER SYMBOL INDEX
ONEFUND S&P 500®

TABLE OF CONTENTS

Shareholder Letter	1

Investment Results	2

Portfolio Illustration	4

Schedule of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	21

Disclosure Regarding Approval of Advisory Agreement	22

Summary of Fund Expenses	23

Additional Information	24

Trustees and Officers	25

Privacy Policy	27

ONEFUND S&P 500®	Shareholder Letter
March 31, 2024 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The ONEFUND S&P 500® (“INDEX” or the “Fund”) is a “no-load” index fund with no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund’s portfolio holds approximately 500 of the largest publicly traded companies on Wall Street, as selected by Standard & Poor’s. This puts INDEX in the “Large Cap Blend” category.

As of March 31, 2024, INDEX seeks to replicate the total return of the S&P 500® Index before fees and expenses. The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The S&P 500® Index includes 500 leading companies and covers approximately 80% of available market capitalization.

Discussion of Fund Performance:

During the twelve months ended March 31, 2024, INDEX returned +18.48% while the S&P 500® Index grew by +29.88%. The performance of INDEX relative to the S&P 500® Index showed a large tracking error due primarily to the fact that INDEX changed its benchmark index in November of 2023 from the S&P 500® Equal Weight Index to the S&P 500® Index.

During 2023, several banks in the Fund’s portfolio failed before Standard & Poor’s removed them from the underlying index. These banks comprised a greater weighting of the S&P 500® Equal Weight Index than the Market Cap Index. This was one of the reasons that the S&P 500® Equal Weight Index underperformed the S&P 500® Index in 2023.

The S&P 500® Index is a market-capitalization-weighted index that weighs its component assets based on market capitalization. In simplest terms, the larger a company’s market cap, the more its sway on the index’s performance. Market capitalization is calculated by multiplying a company’s stock price by the total number of outstanding shares.

Warm Regards,

Michael Willis
President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC, the adviser to the Fund, and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The S&P 500® Equal Weight Index includes the same constituents as the capitalization weighted S&P 500® Index, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

The S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600® are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by assets under management.

As of November 15, 2023, the Fund tracks the S&P 500® Index as its benchmark. Prior to November 15, 2023, the Fund tracked the S&P 500® Equal Weight Index.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Annual Report | March 31, 2024	1

ONEFUND S&P 500®	Investment Results
March 31, 2024 (Unaudited)

Average Annual Total Returns(a) (for the periods ended March 31, 2024)

	One Year	Five Year	Since Inception (4/30/15)
ONEFUND S&P 500®	18.48%	11.98%	10.50%
S&P 500® Index (b)	29.88%	15.05%	12.99%
S&P 500® Equal Weight Index (c)	19.38%	12.35%	10.73%

	Expense Ratios (d)
Gross	0.65%
With Applicable Waivers	0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling 1-844-464-6339 or by visiting www.ONEFUND.io.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(b)	The S&P 500® Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and span over approximately 24 separate industry groups. A direct investment in an index is not possible.

(c)	The S&P 500® Equal Weight Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of the same 500 companies as the S&P 500, but applies an equal weight to those companies, which results in sector exposures that differ from those of the S&P 500. A direct investment in an index is not possible.

(d)	The expense ratios are from the Fund’s prospectus dated November 15, 2023. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through November 15, 2024. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser is not permitted to recoup any amounts previously waived or reimbursed pursuant to this agreement. Additional information pertaining to the Fund’s expense ratios as of March 31, 2024, can be found in the financial highlights.

You should consider the Fund’s investment objective, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling 1-844-464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2	www.ONEFUND.io

ONEFUND S&P 500®	Investment Results
March 31, 2024 (Unaudited)

Growth of $10,000 Initial Investment
(for the period ended March 31, 2024)

The chart above assumes an initial investment of $10,000 made on April 30, 2015 (commencement of operations) and held through March 31, 2024. The S&P 500® Index (the “Index”) is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and covers approximately 80% of available market capitalization. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-844-464-6339. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

Annual Report | March 31, 2024	3

ONEFUND S&P 500®	Portfolio Illustration
March 31, 2024 (Unaudited)

Sector Allocation* (as a % of Net Assets)

ONEFUND S&P 500®
Holdings as of March 31, 2024(a)

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	As a percentage of net assets.

The S&P 500 Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Any Third Party Licensor Trademarks are trademarks of the Third Party Licensor. The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

4	www.ONEFUND.io

ONEFUND S&P 500®	Portfolio Illustration
March 31, 2024 (Unaudited)

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Annual Report | March 31, 2024	5

ONEFUND S&P 500®	Schedule of Investments
March 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.67%
Communications — 9.78%
Airbnb, Inc., Class A(a)	1,121	$184,920
Alphabet, Inc., Class A(a)	15,167	2,289,155
Alphabet, Inc., Class C(a)	12,698	1,933,397
AT&T, Inc.	18,402	323,875
Booking Holdings, Inc.	90	326,509
Charter Communications,
Inc., Class A(a)	254	73,820
Comcast Corp., Class A	10,198	442,083
Electronic Arts, Inc.	626	83,051
Expedia Group, Inc.(a)	337	46,422
Fox Corp., Class A	616	19,262
Fox Corp., Class B	340	9,731
Interpublic Group of Companies, Inc.	986	32,173
Match Group, Inc.(a)	700	25,396
Meta Platforms, Inc., Class A	5,662	2,749,355
Netflix, Inc.(a)	1,114	676,566
News Corp., Class A	978	25,604
News Corp., Class B	295	7,983
Omnicom Group, Inc.	510	49,348
Paramount Global, Class B	1,242	14,618
Take—Two Interactive Software, Inc.(a)	408	60,584
T—Mobile US, Inc.	1,344	219,368
Uber Technologies, Inc.(a)	5,296	407,739
VeriSign, Inc.(a)	227	43,019
Verizon Communications, Inc.	10,821	454,049
Walt Disney Co. (The)	4,721	577,662
Warner Bros. Discovery, Inc.(a)	5,711	49,857
		11,125,546
Consumer Discretionary — 10.07%
Amazon.com, Inc.(a)	23,526	4,243,619
Aptiv PLC(a)	718	57,189
AutoZone, Inc.(a)	45	141,824
Axon Enterprise, Inc.(a)	181	56,631
Bath & Body Works, Inc.	582	29,112
Best Buy Co., Inc.	493	40,441
BorgWarner, Inc.	591	20,531
Builders FirstSource, Inc.(a)	317	66,110
Caesars Entertainment, Inc.(a)	555	24,276
CarMax, Inc.(a)	406	35,367
Carnival Corp.(a)	2,593	42,370
Chipotle Mexican Grill, Inc.(a)	71	206,381
Copart, Inc.(a)	2,249	130,263
D.R. Horton, Inc.	769	126,539
Darden Restaurants, Inc.	307	51,315
Deckers Outdoor Corp.(a)	66	62,123
Domino’s Pizza, Inc.	90	44,719
eBay, Inc.	1,336	70,514
Etsy, Inc.(a)	308	21,166
Ford Motor Co.	10,045	133,398
General Motors Co.	2,971	134,735
Genuine Parts Co.	361	55,930
	Shares	Fair Value
Consumer Discretionary (Continued)
Hasbro, Inc.	336	$18,991
Hilton Worldwide Holdings, Inc.	649	138,438
Home Depot, Inc. (The)	2,562	982,783
Las Vegas Sands Corp.	950	49,115
Lennar Corp., Class A	636	109,379
Live Nation Entertainment, Inc.(a)	365	38,606
LKQ Corp.	689	36,799
Lowe’s Companies, Inc.	1,480	377,000
Lululemon Athletica, Inc.(a)	296	115,632
Marriott International, Inc., Class A	635	160,217
Masco Corp.	566	44,646
McDonald’s Corp.	1,867	526,401
MGM Resorts International(a)	703	33,189
Mohawk Industries, Inc.(a)	136	17,801
NIKE, Inc., Class B	3,133	294,440
Norwegian Cruise Lines Holdings Ltd.(a)	1,095	22,918
NVR, Inc.(a)	8	64,800
O’Reilly Automotive, Inc.(a)	152	171,590
Pool Corp.	100	40,350
PulteGroup, Inc.	546	65,859
Ralph Lauren Corp.	100	18,776
Ross Stores, Inc.	866	127,094
Royal Caribbean Cruises Ltd.(a)	607	84,379
Starbucks Corp.	2,914	266,310
Tapestry, Inc.	590	28,013
Tesla, Inc.(a)	7,131	1,253,558
TJX Companies, Inc. (The)	2,933	297,465
Tractor Supply Co.	278	72,758
Ulta Beauty, Inc.(a)	125	65,360
VF Corporation	851	13,054
Wynn Resorts Ltd.	245	25,046
Yum! Brands, Inc.	723	100,244
		11,455,564
Consumer Staples — 5.95%
Altria Group, Inc.	4,539	197,991
Archer—Daniels—Midland Co.	1,373	86,238
Brown—Forman Corp., Class B	465	24,003
Bunge Global SA	374	38,342
Campbell Soup Co.	506	22,492
Church & Dwight Co., Inc.	634	66,133
Clorox Co. (The)	319	48,842
Coca—Cola Co. (The)	10,015	612,718
Colgate—Palmolive Co.	2,119	190,816
Conagra Brands, Inc.	1,230	36,457
Constellation Brands, Inc., Class A	414	112,509
Costco Wholesale Corp.	1,142	836,664
Dollar General Corp.	565	88,174
Dollar Tree, Inc.(a)	533	70,969
Estee Lauder Companies, Inc. (The), Class A	599	92,336
General Mills, Inc.	1,462	102,296

See Notes to Financial Statements.
6	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
March 31, 2024

	Shares	Fair Value
Consumer Staples (Continued)
Hershey Co. (The)	386	$75,077
Hormel Foods Corp.	746	26,028
J.M. Smucker Co. (The)	273	34,363
Kellogg Co.	679	38,900
Kenvue, Inc.	4,436	95,197
Keurig Dr Pepper, Inc.	2,681	82,226
Kimberly—Clark Corp.	867	112,146
Kraft Heinz Co. (The)	2,052	75,719
Kroger Co. (The)	1,703	97,292
Lamb Weston Holdings, Inc.	372	39,629
McCormick & Co., Inc., Non—Voting Shares	647	49,696
Molson Coors Brewing Co., Class B	477	32,078
Mondelez International, Inc., Class A	3,465	242,550
Monster Beverage Corp.(a)	1,901	112,691
PepsiCo, Inc.	3,537	619,011
Philip Morris International, Inc.	3,996	366,114
Procter & Gamble Co. (The)	6,056	982,585
Sysco Corp.	1,281	103,992
Target Corp.	1,188	210,525
Tyson Foods, Inc., Class A	737	43,284
Walgreens Boots Alliance, Inc.	1,842	39,953
Wal—Mart Stores, Inc.	11,017	662,893
		6,768,929
Energy — 4.01%
APA Corp.	780	26,816
Baker Hughes Co., Class A	2,576	86,296
Chevron Corp.	4,464	704,151
ConocoPhillips	3,032	385,913
Coterra Energy, Inc.	1,936	53,976
Devon Energy Corp.	1,649	82,747
Diamondback Energy, Inc.	461	91,356
Enphase Energy, Inc.(a)	349	42,222
EOG Resources, Inc.	1,501	191,888
EQT Corp.	1,059	39,257
Exxon Mobil Corp.	10,220	1,187,974
First Solar, Inc.(a)	275	46,420
Halliburton Co.	2,291	90,311
Hess Corp.	708	108,069
Kinder Morgan, Inc.	4,977	91,278
Marathon Oil Corp.	1,506	42,680
Marathon Petroleum Corp.	947	190,821
Occidental Petroleum Corp.	1,694	110,093
ONEOK, Inc.	1,499	120,175
Phillips 66	1,107	180,817
Pioneer Natural Resources Co.	601	157,763
Schlumberger Ltd.	3,674	201,372
Targa Resources Corp.	574	64,282
Valero Energy Corp.	876	149,524
Williams Companies, Inc. (The)	3,131	122,015
		4,568,216
	Shares	Fair Value
Financials — 9.97%
Aflac, Inc.	1,355	$116,340
Allstate Corp. (The)	676	116,955
American Express Co.	1,472	335,160
American International Group, Inc.	1,807	141,253
Ameriprise Financial, Inc.	258	113,118
Aon PLC, Class A	515	171,866
Arch Capital Group Ltd.(a)	955	88,280
Arthur J. Gallagher & Co.	558	139,522
Assurant, Inc.	134	25,224
Bank of America Corp.	17,720	671,942
Bank of New York Mellon Corp. (The)	1,954	112,589
Berkshire Hathaway, Inc., Class B(a)	4,683	1,969,295
BlackRock, Inc.	360	300,131
Blackstone Group L.P. (The), Class A	1,851	243,166
Brown & Brown, Inc.	608	53,224
Capital One Financial Corp.	979	145,763
Cboe Global Markets, Inc.	272	49,975
Charles Schwab Corp. (The)	3,830	277,062
Chubb Ltd.	1,043	270,273
Cincinnati Financial Corp.	404	50,165
Citigroup, Inc.	4,898	309,751
Citizens Financial Group, Inc.	1,200	43,548
CME Group, Inc.	927	199,574
Comerica, Inc.	339	18,642
Discover Financial Services	644	84,422
Everest Re Group, Ltd.	112	44,520
Fifth Third Bancorp	1,753	65,229
Franklin Resources, Inc.	772	21,701
Globe Life, Inc.	220	25,601
Goldman Sachs Group, Inc. (The)	839	350,441
Hartford Financial Services Group, Inc. (The)	768	79,142
Huntington Bancshares, Inc.	3,728	52,006
Intercontinental Exchange, Inc.	1,474	202,572
Invesco Ltd.	1,157	19,195
JPMorgan Chase & Co.	7,441	1,490,432
KeyCorp	2,410	38,102
Loews Corp.	469	36,718
M&T Bank Corp.	428	62,248
Marsh & McLennan Companies, Inc.	1,266	260,771
MetLife, Inc.	1,580	117,094
Morgan Stanley	3,224	303,571
Nasdaq, Inc.	876	55,276
Northern Trust Corp.	528	46,950
PNC Financial Services Group, Inc. (The)	1,024	165,478
Principal Financial Group, Inc.	565	48,765
Progressive Corp. (The)	1,506	311,471
Prudential Financial, Inc.	929	109,065
Raymond James Financial, Inc.	484	62,155
Regions Financial Corp.	2,378	50,033
State Street Corp.	777	60,078
Synchrony Financial	1,047	45,147

See Notes to Financial Statements.
Annual Report | March 31, 2024	7

ONEFUND S&P 500®	Schedule of Investments
March 31, 2024

	Shares	Fair Value
Financials (Continued)
T. Rowe Price Group, Inc.	576	$70,226
Travelers Companies, Inc. (The)	587	135,092
Truist Financial Corp.	3,433	133,818
U.S. Bancorp	4,007	179,113
W.R. Berkley Corp.	522	46,166
Wells Fargo & Co.	9,262	536,826
Willis Towers Watson PLC	264	72,600
		11,344,842
Health Care — 12.37%
Abbott Laboratories	4,468	507,833
AbbVie, Inc.	4,544	827,461
Agilent Technologies, Inc.	754	109,715
Align Technology, Inc.(a)	183	60,009
AmerisourceBergen Corp.	426	103,514
Amgen, Inc.	1,377	391,509
Baxter International, Inc.	1,307	55,861
Becton, Dickinson and Co.	744	184,103
Biogen, Inc.(a)	373	80,430
Bio—Rad Laboratories, Inc., Class A(a)	54	18,677
Bio—Techne Corp.	405	28,508
Boston Scientific Corp.(a)	3,770	258,207
Bristol—Myers Squibb Co.	5,237	284,003
Cardinal Health, Inc.	626	70,049
Catalent, Inc.(a)	465	26,249
Centene Corp.(a)	1,376	107,988
Charles River Laboratories International, Inc.(a)	132	35,765
Cigna Corp.	753	273,482
Cooper Companies, Inc. (The)	512	51,948
CVS Health Corp.	3,239	258,343
Danaher Corp.	1,693	422,776
DaVita, Inc.(a)	139	19,189
DENTSPLY SIRONA, Inc.	545	18,089
DexCom, Inc.(a)	992	137,590
Edwards LifeSciences Corp.(a)	1,561	149,169
Elevance Health, Inc.	605	313,717
Eli Lilly & Co.	2,052	1,596,374
GE HealthCare Technologies, Inc.	1,043	94,819
Gilead Sciences, Inc.	3,207	234,913
HCA Healthcare, Inc.	510	170,100
Henry Schein, Inc.(a)	334	25,224
Hologic, Inc.(a)	604	47,088
Humana, Inc.	315	109,217
IDEXX Laboratories, Inc.(a)	214	115,545
Illumina, Inc.(a)	409	56,164
Incyte Corp.(a)	479	27,289
Insulet Corp.(a)	180	30,852
Intuitive Surgical, Inc.(a)	907	361,975
IQVIA Holdings, Inc.(a)	470	118,858
Johnson & Johnson	6,196	980,145
Laboratory Corporation of America Holdings	219	47,843
	Shares	Fair Value
Health Care (Continued)
McKesson Corp.	338	$181,455
Medtronic, PLC	3,422	298,227
Merck & Co., Inc.	6,522	860,578
Mettler—Toledo International, Inc.(a)	55	73,221
Moderna, Inc.(a)	854	91,002
Molina Healthcare, Inc.(a)	149	61,214
PerkinElmer, Inc.	318	33,390
Pfizer, Inc.	14,532	403,263
Quest Diagnostics, Inc.	286	38,069
Regeneron Pharmaceuticals, Inc.(a)	272	261,797
ResMed, Inc.	379	75,053
STERIS PLC	254	57,104
Stryker Corp.	870	311,347
Teleflex, Inc.	121	27,367
Thermo Fisher Scientific, Inc.	994	577,722
UnitedHealth Group, Inc.	2,380	1,177,387
Universal Health Services, Inc., Class B	157	28,646
Vertex Pharmaceuticals, Inc.(a)	663	277,141
Viatris, Inc.	3,088	36,871
Waters Corp.(a)	152	52,323
West Pharmaceutical Services, Inc.	190	75,185
Zimmer Biomet Holdings, Inc.	538	71,005
Zoetis, Inc., Class A	1,182	200,006
		14,079,963
Industrials — 8.08%
3M Co.	1,422	150,832
A.O. Smith Corp.	316	28,269
Allegion PLC	226	30,444
American Airlines Group, Inc.(a)	1,684	25,849
AMETEK, Inc.	594	108,643
Amphenol Corp., Class A	1,544	178,100
Boeing Co. (The)(a)	1,476	284,852
Carrier Global Corp.	2,150	124,980
Caterpillar, Inc.	1,310	480,023
CH Robinson Worldwide, Inc.	300	22,842
Cintas Corp.	222	152,521
CSX Corp.	5,086	188,538
Cummins, Inc.	365	107,547
Deere & Co.	670	275,196
Delta Air Lines, Inc.	1,648	78,890
Dover Corp.	360	63,788
Eaton Corp. PLC	1,028	321,436
Emerson Electric Co.	1,471	166,841
Expeditors International of Washington, Inc.	374	45,467
Fastenal Co.	1,473	113,627
FedEx Corp.	592	171,526
Fortive Corp.	903	77,676
Generac Holdings, Inc.(a)	158	19,930
General Dynamics Corp.	584	164,974
General Electric, Co.	2,801	491,660

See Notes to Financial Statements.
8	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
March 31, 2024

	Shares	Fair Value
Industrials (Continued)
Honeywell International, Inc.	1,697	$348,309
Howmet Aerospace Inc.	1,007	68,909
Hubbell, Inc.	138	57,277
Huntington Ingalls Industries, Inc.	102	29,730
IDEX Corp.	195	47,584
Illinois Tool Works, Inc.	700	187,831
Ingersoll Rand, Inc.	1,042	98,938
Jacobs Solutions, Inc.	323	49,655
JB Hunt Transport Services, Inc.	210	41,843
Johnson Controls International PLC	1,754	114,571
Keysight Technologies, Inc.(a)	450	70,371
L3Harris Technologies, Inc.	488	103,993
Lockheed Martin Corp., Class B	554	251,998
Nordson Corp.	140	38,436
Norfolk Southern Corp.	581	148,079
Northrop Grumman Corp.	363	173,754
Old Dominion Freight Line, Inc.	460	100,883
Otis Worldwide Corp.	1,044	103,638
PACCAR, Inc.	1,346	166,757
Parker—Hannifin Corp.	330	183,411
Pentair PLC	425	36,312
Quanta Services, Inc.	374	97,165
Raytheon Technologies Corp.	3,415	333,064
Republic Services, Inc.	526	100,697
Robert Half International, Inc.	268	21,247
Rockwell Automation, Inc.	295	85,942
Rollins, Inc.	723	33,453
Roper Technologies, Inc.	275	154,231
Snap—on, Inc.	136	40,286
Southwest Airlines Co.	1,536	44,836
Stanley Black & Decker, Inc.	395	38,682
TE Connectivity Ltd.	795	115,466
Teledyne Technologies, Inc.(a)	121	51,948
Textron, Inc.	504	48,349
Trane Technologies PLC	586	175,918
Transdigm Group, Inc.	143	176,119
Trimble, Inc.(a)	640	41,190
Union Pacific Corp.	1,569	385,863
United Airlines Holdings, Inc.(a)	844	40,411
United Parcel Service, Inc., Class B	1,861	276,600
United Rentals, Inc.	173	124,752
Veralto Corp.	564	50,004
W.W. Grainger, Inc.	114	115,972
Wabtec Corp.	461	67,158
Waste Management, Inc.	943	201,001
Xylem, Inc.	620	80,129
		9,197,213
Materials — 2.36%
Air Products & Chemicals, Inc.	572	138,578
Albemarle Corp.	302	39,785
Amcor PLC	3,720	35,377
Avery Dennison Corp.	207	46,213
	Shares	Fair Value
Materials (Continued)
Ball Corp.	811	$54,629
Celanese Corp.	258	44,340
CF Industries Holdings, Inc.	492	40,939
Corteva, Inc.	1,806	104,152
Dow, Inc.	1,808	104,737
DuPont de Nemours, Inc.	1,107	84,874
Eastman Chemical Co.	302	30,266
Ecolab, Inc.	653	150,778
FMC Corp.	321	20,448
Freeport—McMoRan, Inc.	3,691	173,551
International Flavors & Fragrances, Inc.	657	56,495
International Paper Co.	891	34,767
Linde PLC	1,248	579,472
LyondellBasell Industries N.V., Class A	659	67,403
Martin Marietta Materials, Inc.	159	97,616
Mosaic Co. (The)	841	27,299
Newmont Corp.	2,966	106,301
Nucor Corp.	633	125,271
Packaging Corporation of America	229	43,460
PPG Industries, Inc.	607	87,954
Sherwin—Williams Co. (The)	606	210,482
Steel Dynamics, Inc.	391	57,958
Vulcan Materials Co.	342	93,339
WestRock Co.	661	32,686
		2,689,170
Real Estate — 2.18%
Alexandria Real Estate Equities, Inc.	405	52,209
American Tower Corp.	1,200	237,107
AvalonBay Communities, Inc.	365	67,729
Boston Properties, Inc.	372	24,295
Camden Property Trust	275	27,060
CBRE Group, Inc., Class A(a)	765	74,389
Crown Castle International Corp.	1,116	118,106
Digital Realty Trust, Inc.	779	112,207
Equinix, Inc.	242	199,730
Equity Residential	888	56,042
Essex Property Trust, Inc.	165	40,394
Extra Space Storage, Inc.	544	79,968
Federal Realty Investment Trust	189	19,301
Healthpeak Properties, Inc.	1,822	34,163
Host Hotels & Resorts, Inc.	1,816	37,555
Invitation Homes, Inc.	1,481	52,738
Iron Mountain, Inc.	751	60,238
Kimco Realty Corp.	1,714	33,612
Mid—America Apartment Communities, Inc.	300	39,474
Prologis, Inc.	2,378	309,663
Public Storage	407	118,054
Realty Income Corp.	2,140	115,774
Regency Centers Corp.	423	25,617

See Notes to Financial Statements.
Annual Report | March 31, 2024	9

ONEFUND S&P 500®	Schedule of Investments
March 31, 2024

	Shares	Fair Value
Real Estate (Continued)
SBA Communications Corp., Class A	278	$60,243
Simon Property Group, Inc.	839	131,295
UDR, Inc.	779	29,142
Ventas, Inc.	1,036	45,107
VICI Properties, Inc.	2,663	79,331
Welltower, Inc.	1,424	133,059
Weyerhaeuser Co.	1,878	67,439
		2,481,041
Technology — 32.70%
Accenture PLC, Class A	1,614	559,429
Adobe, Inc.(a)	1,163	586,850
Advanced Micro Devices, Inc.(a)	4,159	750,658
Akamai Technologies, Inc.(a)	388	42,199
Analog Devices, Inc.	1,276	252,380
ANSYS, Inc.(a)	224	77,764
Apple, Inc.	37,358	6,406,149
Applied Materials, Inc.	2,141	441,538
Arista Networks, Inc.(a)	649	188,197
Autodesk, Inc.(a)	551	143,491
Automatic Data Processing, Inc.	1,057	263,975
Broadcom, Inc.	1,133	1,501,690
Broadridge Financial Solutions, Inc.	303	62,073
Cadence Design Systems, Inc.(a)	700	217,896
CDW Corp.	345	88,244
Ceridian HCM Holding, Inc.(a)	402	26,616
Cisco Systems, Inc.	10,458	521,959
Cognizant Technology Solutions Corp., Class A	1,282	93,958
Corning, Inc.	1,976	65,129
Corpay, Inc.(a)	186	57,388
CoStar Group, Inc.(a)	1,051	101,527
EPAM Systems, Inc.(a)	149	41,148
Equifax, Inc.	317	84,804
F5, Inc.(a)	151	28,628
FactSet Research Systems, Inc.	98	44,530
Fair Isaac Corp.(a)	64	79,975
Fidelity National Information Services, Inc.	1,525	113,125
Fiserv, Inc.(a)	1,545	246,922
Fortinet, Inc.(a)	1,640	112,028
Garmin Ltd.	394	58,655
Gartner, Inc.(a)	201	95,811
Global Payments, Inc.	670	89,552
Hewlett Packard Enterprise Co.	3,346	59,325
HP, Inc.	2,244	67,814
Intel Corp.	10,882	480,658
International Business Machines Corp.	2,355	449,711
Intuit, Inc.	720	468,000
Jabil, Inc.	328	43,936
Jack Henry & Associates, Inc.	188	32,661
Juniper Networks, Inc.	828	30,686
	Shares	Fair Value
Technology (Continued)
KLA Corp.	348	$243,102
Lam Research Corp.	337	327,419
Leidos Holdings, Inc.	354	46,406
MarketAxess Holdings, Inc.	98	21,487
MasterCard, Inc., Class A	2,123	1,022,373
Microchip Technology, Inc.	1,391	124,787
Micron Technology, Inc.	2,841	334,925
Microsoft Corp.	19,124	8,045,850
Monolithic Power Systems, Inc.	124	84,000
Moody’s Corp.	405	159,177
Motorola Solutions, Inc.	427	151,576
MSCI, Inc.	204	114,332
NetApp, Inc.	530	55,634
NortonLifeLock, Inc.	1,443	32,323
NVIDIA Corp.	6,357	5,743,930
NXP Semiconductors NV	663	164,272
ON Semiconductor Corp.(a)	1,100	80,905
Oracle Corp.	4,103	515,378
Palo Alto Networks, Inc.(a)	811	230,429
Paychex, Inc.	824	101,187
Paycom Software, Inc.	124	24,677
PayPal Holdings, Inc.(a)	2,758	184,758
PTC, Inc.(a)	308	58,194
Qorvo, Inc.(a)	248	28,478
Qualcomm, Inc.	2,872	486,230
S&P Global, Inc.	827	351,847
Salesforce, Inc.	2,491	750,240
Seagate Technology PLC	501	46,618
ServiceNow, Inc.(a)	528	402,547
Skyworks Solutions, Inc.	412	44,628
Super Micro Computer, Inc.(a)	125	126,254
Synopsys, Inc.(a)	393	224,600
Teradyne, Inc.	393	44,342
Texas Instruments, Inc.	2,340	407,651
Tyler Technologies, Inc.(a)	108	45,901
Verisk Analytics, Inc.	373	87,927
Visa, Inc., Class A	4,071	1,136,134
Western Digital Corp.(a)	835	56,980
Zebra Technologies Corp., Class A(a)	132	39,790
		37,224,367
Utilities — 2.20%
AES Corp.	1,723	30,893
Alliant Energy Corp.	657	33,113
Ameren Corp.	677	50,071
American Electric Power Co., Inc.	1,353	116,493
American Water Works Co., Inc.	501	61,227
Atmos Energy Corp.	388	46,122
CenterPoint Energy, Inc.	1,625	46,296
CMS Energy Corp.	758	45,738
Consolidated Edison, Inc.	888	80,639
Constellation Energy Corp.	822	151,947

See Notes to Financial Statements.
10	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
March 31, 2024

	Shares	Fair Value
Utilities (Continued)
Dominion Energy, Inc.	2,154	$105,955
DTE Energy Co.	531	59,546
Duke Energy Corp.	1,984	191,873
Edison International	987	69,811
Entergy Corp.	544	57,490
Evergy, Inc.	591	31,548
Eversource Energy	899	53,733
Exelon Corp.	2,562	96,254
FirstEnergy Corp.	1,329	51,326
NextEra Energy, Inc.	5,281	337,509
Nisource, Inc.	1,064	29,430
NRG Energy, Inc.	581	39,328
PG&E Corp.	5,491	92,029
Pinnacle West Capital Corp.	292	21,821
PPL Corp.	1,897	52,224
Public Service Enterprise Group, Inc.	1,283	85,679
Sempra Energy	1,620	116,365
Southern Co. (The)	2,807	201,374
WEC Energy Group, Inc.	812	66,681
Xcel Energy, Inc.	1,420	76,325
		2,498,840
Total Common Stocks (Cost $78,657,066)		113,433,691
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.06%
SPDR® S&P 500® ETF Trust	140	$73,230
Total Exchange—Traded Funds (Cost $71,263)		73,230
Total Investments — 99.73% (Cost $78,728,329)		113,506,921
Other Assets in Excess of Liabilities — 0.27%		302,778
NET ASSETS — 100.00%		$113,809,699

(a)	Non-income producing security.

See Notes to Financial Statements.
Annual Report | March 31, 2024	11

ONEFUND S&P 500®	Statement of Assets and Liabilities
March 31, 2024

ASSETS:
Investments in securities at fair value (cost $78,728,329)	$113,506,921
Cash and cash equivalents	102,785
Receivable for fund shares sold	83,513
Dividends receivable	70,375
Tax reclaims receivable	503
Receivable from Investment Adviser	117,794
Prepaid expenses	38,234
Total Assets	113,920,125
LIABILITIES:
Payable for fund shares redeemed	94,044
Payable to Administrator	12,565
Payable to trustees	2,921
Other accrued expenses	896
Total Liabilities	110,426
NET ASSETS	$113,809,699
NET ASSETS CONSIST OF:
Paid-in capital	78,931,074
Accumulated earnings	34,878,625
NET ASSETS	$113,809,699
Shares of beneficial interest outstanding, without par value	2,283,257
Net asset value, offering and redemption price per share	$49.85

See Notes to Financial Statements.
12	www.ONEFUND.io

ONEFUND S&P 500®	Statement of Operations
For the Year Ended March 31, 2024

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $66)	$1,809,018
Total investment income	1,809,018

EXPENSES:
Investment Adviser fees (Note 3)	259,241
Fund accounting and administration fees	110,000
Legal fees	70,857
Chief compliance officer fees	55,746
Printing and postage expenses	47,540
Registration expenses	44,867
Transfer agent fees	40,372
Insurance expenses	33,446
Audit and tax preparation fees	20,825
Custodian fees	15,006
Pricing	11,735
Trustee fees and expenses	1,036
Miscellaneous expenses	19,847
Total expenses	730,518
Fees waived/reimbursed by Investment Adviser (Note 3)	(471,687)
Net operating expenses	258,831
NET INVESTMENT INCOME:	1,550,187

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on Investments	3,395,468
Net change in unrealized appreciation on investments	13,073,375
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	16,468,843
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,019,030

See Notes to Financial Statements.
Annual Report | March 31, 2024	13

ONEFUND S&P 500®	Statements of Changes in Net Assets

	For the	For the
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$1,550,187	$1,608,094
Net realized gain (loss) on investments	3,395,468	(1,269,938)
Net change in unrealized appreciation (depreciation) on investments	13,073,375	(6,843,597)
Net increase (decrease) in net assets resulting from operations	18,019,030	(6,505,441)

Distributions to shareholders from earnings	(1,640,220)	(3,101,494)

CAPITAL TRANSACTIONS
Proceeds from shares sold	20,046,696	22,388,785
Reinvestment of distributions	1,618,975	3,060,343
Amount paid for shares redeemed	(25,686,500)	(16,662,661)
Proceeds from redemption fees(a)	2,327	2,628
Net increase (decrease) in net assets resulting from capital transactions	(4,018,502)	8,789,095
Total Increase (Decrease) in Net Assets	12,360,308	(817,840)

NET ASSETS
Beginning of year	101,449,391	102,267,231
End of year	$113,809,699	$101,449,391

SHARE TRANSACTIONS
Shares sold	450,122	521,607
Shares issued in reinvestment of distributions	36,381	71,570
Shares redeemed	(576,925)	(388,236)
Net increase (decrease) in shares outstanding	(90,422)	204,941

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
14	www.ONEFUND.io

ONEFUND S&P 500®	Financial Highlights
(For a share outstanding during each year)

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
SELECTED PER SHARE DATA
Net asset value, beginning of year	$42.74	$47.16	$42.58	$25.34	$31.19

Investment operations:
Net investment income(a)	0.66	0.71	0.63	0.56	0.60
Net realized and unrealized gain (loss) on investments	7.16	(3.78)	4.83	17.25	(5.90)
Total from investment operations	7.82	(3.07)	5.46	17.81	(5.30)

Less distributions to shareholders from:
Net investment income	(0.71)	(0.50)	(0.53)	(0.58)	(0.55)
Net realized gains	—	(0.85)	(0.35)	—	—
Total distributions	(0.71)	(1.35)	(0.88)	(0.58)	(0.55)

Paid in capital from redemption fees	— (b)	— (b)	— (b)	0.01	— (b)
Net asset value, end of year	$49.85	$42.74	$47.16	$42.58	$25.34

Total Return(c)	18.48%	(6.52)%	12.83%	70.67%	(17.44)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$113,810	$101,449	$102,267	$70,202	$39,322
Ratio of expenses to average net assets after expense waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.71%	0.65%	0.66%	0.86%	1.12%
Ratio of net investment income to average net assets after expense waiver	1.50%	1.66%	1.37%	1.61%	1.87%

Portfolio turnover rate	81%	42%	60%	96%	76%

(a)	Calculated using the average shares method.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See Notes to Financial Statements.
Annual Report | March 31, 2024	15

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2024

1.	ORGANIZATION

The ONEFUND S&P 500® (formerly known as the ONEFUND S&P 500® Equal Weight Index) (the “Fund”) is a separate series of ONEFUND TRUST (formerly known as Index Funds), an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2024, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

16	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2024

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$113,433,691	$—	$—	$113,433,691
Exchange-Traded Funds	73,230	—	—	73,230
TOTAL	$113,506,921	$—	$—	$113,506,921

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2024 the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2024. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

Annual Report | March 31, 2024	17

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2024

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. Mike Willis, an officer and trustee of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through November 15, 2024, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the fiscal year ended March 31, 2024 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the year ended March 31, 2024 are disclosed in the Statement of Operations.

Compliance Services — PINE Advisor Solutions (“PINE”) provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust. Under the terms of such agreement, PINE receives fees from the Fund, which are approved annually by the Board. Prior to June 29, 2023, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provided a Chief Compliance Officer to the Trust, as well as related compliance services.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2024.

	Cost of Investments Purchased	Proceeds from Investments Sold
ONEFUND S&P 500®	$84,296,621	$88,656,495

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2024, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
ONEFUND S&P 500®	$1,640,220	$—

18	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2024

The tax character of distributions paid during the fiscal year ended March 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
ONEFUND S&P 500®	$2,323,947	$777,547

As of March 31, 2024, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
ONEFUND S&P 500®	$34,609,687	$(1,084,625)	$33,525,062	$79,981,859

The difference between book basis and tax basis cost is primarily attributable to wash sales.

At March 31, 2024, components of distributable earnings on a tax basis were as follows:

ONEFUND S&P 500®
Accumulated ordinary income	$733,930
Accumulated long term capital gains	619,633
Net unrealized appreciation on investments	33,525,062
Total	$34,878,625

Capital Losses — As of March 31, 2024, the Fund did not have any short-term and long-term capital loss carryforwards. During the fiscal year ended March 31, 2024, the Fund utilized short-term and long-term capital loss carryforwards of $466,593 and $687,454, respectively.

6.	BENEFICIAL OWNERSHIP

As of March 31, 2024, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

ONEFUND S&P 500®	Percentage
Charles Schwab & Co.	68%

7.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2024, the Fund had 32.70% of the value of its net assets invested in stocks within the Technology sector.

8.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

Annual Report | March 31, 2024	19

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2024

9.	REGULATORY UPDATE

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

10.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

20	www.ONEFUND.io

Report of Independent
ONEFUND S&P 500®	Registered Public Accounting Firm

To the Shareholders of ONEFUND S&P 500® and
Board of Trustees of ONEFUND Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ONEFUND S&P 500® (formerly ONEFUND S&P 500® Equal Weight Index) (the “Fund”), a series of ONEFUND Trust, as of March 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 30, 2024

Annual Report | March 31, 2024	21

Disclosure Regarding Approval of
ONEFUND S&P 500®	Advisory Agreement
March 31, 2024 (Unaudited)

At a meeting held on March 28, 2024, the Board of Trustees, including all of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between ONEFUND, LLC (the “Adviser”) and ONEFUND Trust (the “Trust”), on behalf of the ONEFUND S&P 500® (formerly known as the ONEFUND S&P 500® Equal Weight Index)(the “Fund”).

In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.

In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who service the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser.

The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.

Performance. The Board compared the performance of the Fund with the performance of its benchmark index and the Fund’s limited peer group based on data presented by the Adviser. The Board noted that the Fund had outperformed its peer group since its inception (April 30, 2015) and that the Fund had underperformed its benchmark index during the same period. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net expense ratio paid by similar funds. The Board noted that the Adviser committed to renew the expense limitation agreement for the Fund and keep the Fund’s expense ratio at 0.25% of its average daily net assets. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2024, 2025 and 2026 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not accrued a profit since the Fund commenced operations in 2015 and that the Adviser did not expect to accrue a profit in 2024. The Board considered the Adviser’s ability to meet its obligations under the expense limitation agreement, as well as the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser has not realized economies of scale with respect to its management of the Fund and that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.

Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.

Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services provided by the Adviser is acceptable; the investment performance of the Fund has been satisfactory; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the continuance of the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

22	www.ONEFUND.io

ONEFUND S&P 500®	Summary of Fund Expenses
March 31, 2024 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2023 and held until March 31, 2024.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ONEFUND S&P 500®	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,201.10	$ 1.38	0.25%
Hypothetical(b)	$1,000.00	$1,023.75	$ 1.26	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by (183/366) (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Annual Report | March 31, 2024	23

ONEFUND S&P 500®	Additional Information
March 31, 2024 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (dated November 15, 2023) and are available, (1) without charge, upon request, by calling 1-844-464-6339 and (2) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov.

3.	TAX INFORMATION

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

Qualified Dividend Income:	100.00%
Dividend Received Deduction:	100.00%

In early 2024, if applicable, stockholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099.

24	www.ONEFUND.io

ONEFUND S&P 500®	Trustees and Officers
March 31, 2024 (Unaudited)

NON-INTERESTED TRUSTEES*
Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	President, Ultimate Investments Inc. (1995 to present); President, Baller Enterprises, Inc. (1993 to present); President, Baller Family Foundation (2014 to present); Secretary and Vice President, High Speed Aggregate, Inc., (2010 to present); President, Lakeview Village, Inc. (2010 – 2019); Secretary, HSA Bedrock LLC (2014 to present); Member, RM Investments, (2014 – 2017); President, High Speed Mining, LLC (2014 to present); Chairman, Iofina PLC (2014 to present); CEO and Director, Global Healthcare REIT (2015 to present); Vice President and Secretary, Empire Aggregate Inc. (2018 to present); President, Empire Leasing, Inc. (2018 to present); President, Titan Au, Inc. (2018 to present); Managing Member, Yukon Au LLC (2018 to present).	2	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.; Director, Baylor Solar, (2014); Director, High Speed Mining (2014 – 2018); CEO and Director, Global Healthcare REIT (2015 to present); Director, Douglas County Soccer (2017 to present); Empire Au, Inc. (2018 to present); Director, GBB Management (2018 to present).
Vijoy P. Chattergy (born 1967)	Trustee	Indefinite; since April 3, 2020	President and Founder, VMLH, LLC, (2018 to Present); Chief Investment Officer, Employees’ Retirement System of the State of Hawai’i (2011 – 2018).	2	None
INTERESTED TRUSTEE
Michael Willis* (born 1966)	Trustee	Indefinite; since January 18, 2006	President of ONEFUND, LLC (formerly, The Index Group, LLC (2004 to present); Manager of Digital Funds, LLC (2021 to present).	2	None

*	Mr. Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control of the Adviser, and service as an officer of the Adviser.

**	The “Fund Complex” includes all series of the Trust and any other investment companies for which the Adviser provides investment advisory services (currently two).

Annual Report | March 31, 2024	25

ONEFUND S&P 500®	Trustees and Officers
March 31, 2024 (Unaudited)

The names of the officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

OFFICERS
Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary)	President of ONEFUND, LLC (formerly, The Index Group, LLC (2004 to present); Manager of Digital Funds, LLC (2021 to present).
Randi Roessler (born 1981)	Chief Compliance Officer	Indefinite, Since June 29, 2023	Director, PINE Advisor Solutions (March 2023 to present); Chief Compliance Officer, Davis Selected Advisers, L.P., the Davis Funds, Selected and Clipper Funds, the Davis Select Fundamental ETF Trust and Davis Distributors, LLC (January 2018 to February 2023).
Jesse D. Hallee (born 1976)	Assistant Secretary	Indefinite, Since May 4, 2020	Senior Vice President and Associate General Counsel, Ultimus Fund Solutions, LLC (August 2022 to present); Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to August 2022); Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019).

26	www.ONEFUND.io

ONEFUND S&P 500®	Privacy Policy
March 31, 2024 (Unaudited)

FACTS	WHAT DOES ONEFUND S&P 500® (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and name and address

●   Account balances and transaction history

●   Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-464-6339

Annual Report | March 31, 2024	27

ONEFUND S&P 500®	Privacy Policy
March 31, 2024 (Unaudited)

Who We Are
Who is providing this notice?	ONEFUND S&P 500® (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

28	www.ONEFUND.io

Page Intentionally Left Blank.

Must be accompanied or preceded by a Prospectus. ONEFUND
TRUST is distributed by Ultimus Fund Distributors, LLC. ONEFUND
TRUST and Ultimus Fund Distributors, LLC are not affiliated.

Index Funds-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d) Not applicable.

(e) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2024 and March 31, 2023 for professional services rendered by the registrant’s principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $15,500, and $15,500 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2024 and March 31, 2023 for assurance and related services by the registrant’s principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund’s transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund’s anti-money laundering controls and policies.

(c) Tax Fees: For the registrant’s fiscal years ended March 31, 2024 and March 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,500 and $3,500 respectively. The fiscal year 2024 and 2023 tax fees were for review of each fund’s federal and excise tax returns and year distributions.

(d) All Other Fees: For the registrant’s fiscal years ended March 31, 2024 and March 31, 2023, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e)(1) Pre-Approval of Audit and Non-Audit Services. The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) Aggregate non-audit fees of $3,500 and $3,500 were billed by the registrant’s principal accountant for services rendered to the registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2024 and March 31, 2023. All such services were rendered to the registrant.

(h)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ONEFUND Trust

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	June 6, 2024

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, Treasurer and Principal Financial Officer

Date	June 6, 2024